Equity instruments (Tables) - Equity instruments.	12 Months Ended
Dec. 31, 2020
Financial assets
Schedule of financial assets

	12/31/2019	12/31/2020

Classification:
Financial assets at fair value through profit or loss	5,767	1,911
Financial assets at fair value through other comprehensive income	642	768
	6,409	2,679
Type:
Shares of Mexican companies	6,409	2,679
Shares of foreign companies	—	—
	6,409	2,679

Financial assets at fair value through other comprehensive income category
Financial assets
Schedule of changes in financial instruments

	2018	2019	2020

Beginning balance as of January 1	795	535	642
Recognition of own equity instruments held for future equity-settled share-based payments (Note 3)	(247)	—	—
Transfer to non-current assets held for sale	—	—	—
Net additions/(disposals)	—	—	—
Valuation adjustments	(13)	107	126
Amounts reclassified to the consolidated income statement	—	—	—
Balance at year-end	535	642	768